Annual Fund Operating Expenses - Pioneer Select Mid Cap Growth VCT Portfolio	May 01, 2021
Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.14%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.89%

[1]	Other Expenses for Class II are based on estimated amounts for the current fiscal year.